BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS	Kind of related party	As of December 31,
Trade receivables		2023	2022
Ver TV	Associate	10	2
OPH	Joint venture	27	—
		37	2
Other receivables
La Capital Cable	Associate	210	1,046
Ver TV	Associate	2	6
		212	1,052
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	3	—
TSMA	Associate	1	3
OPH	Joint venture	1,071	—
		1,075	3
Other liabilities
OPH	Joint venture	2,358	—
		2,358	—
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	4,133	—
		4,133	—

CURRENT ASSETS	As of December 31,
Trade receivables	2023	2022
Other related parties	656	699
	656	699
Other receivables
Other related parties	4	12
	4	12
CURRENT LIABILITIES
Trade payables
Other Related parties	4,587	6,185
	4,587	6,185

●Companies under section 33 - Law No. 19,550– Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2023	2022	2021

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	102	218	280
Ver TV	Services revenues and other revenues	Associate	33	—	37
OPH	Services revenues and other revenues	Joint venture	84	—	—
			219	218	317
			Operating costs
La Capital Cable	Fees for services	Associate	(870)	(554)	(545)
			(870)	(554)	(545)

●	Related Parties

	Transaction	Years ended December 31,
		2023	2022	2021

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	1,974	1,548	1,921
		1,974	1,548	1,921
		Operating costs
Other Related parties	Programming costs	(17,783)	(21,727)	(25,641)
Other Related parties	Editing and distribution of magazines	(2,727)	(3,846)	(5,169)
Other Related parties	Advisory services	(2,306)	(2,778)	(3,207)
Other Related parties	Advertising purchases	(1,464)	(2,258)	(3,385)
Other Related parties	Other purchases and commissions	(1,119)	(956)	(1,171)
		(25,399)	(31,565)	(38,573)